Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Other Intangible Assets

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at March 31, 2016 and December 31, 2015:

	Estimated Life (Years)	March 31, 2016		December 31, 2015
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 – 10	$553,263	$480,418	$513,832	$477,006
Non-competition agreements	3 – 15	64,538	63,521	64,514	63,453
Site locations	15	1,851,909	1,270,085	1,616,345	1,251,825
Other	5 – 15	14,008	13,539	14,008	13,529

		$2,483,718	$1,827,563	$2,208,699	$1,805,813
Unamortizable Intangible Assets:
Goodwill		$1,958,837	$253,536	$1,800,130	$253,536

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2015 and December 31, 2014:

	Estimated Life (Years)	2015		2014
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$513,832	$477,006	$499,310	$470,170
Non-competition agreements	3 — 15	64,514	63,453	64,062	63,192
Site locations	15	1,616,345	1,251,825	1,531,161	1,194,709
Other	5 — 15	14,008	13,529	14,008	13,485

		$2,208,699	$1,805,813	$2,108,541	$1,741,556
Unamortizable Intangible Assets:
Goodwill		$1,800,130	$253,536	$1,766,304	$253,536

The changes in the gross carrying amount of goodwill for the year ended December 31, 2015 are as follows:

Balance as of December 31, 2014	$1,766,304
Goodwill acquired during the year	34,275
Purchase price adjustments and other	(449)
Impairment losses	—

Balance as of December 31, 2015	$1,800,130

Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $66,490, $96,139 and $106,533, respectively. The following is a summary of the estimated amortization expense for future years:

2016	$60,078
2017	54,622
2018	49,874
2019	44,375
2020	34,520
Thereafter	159,417

Total	$402,886

LAMAR MEDIA CORP [Member]
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2015 and December 31, 2014:

	Estimated Life (Years)	2015		2014
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$513,832	$477,006	$499,311	$470,170
Non-competition agreement	3—15	64,514	63,453	64,062	63,192
Site locations	15	1,616,345	1,251,825	1,531,161	1,194,709
Other	5—15	13,463	13,452	13,463	13,408

		$2,208,154	$1,805,736	$2,107,997	$1,741,479
Unamortizable Intangible Assets:
Goodwill		$1,789,110	$252,667	$1,755,283	$252,667

The changes in the gross carrying amount of goodwill for the year ended December 31, 2015 are as follows:

Balance as of December 31, 2014	$1,755,283
Goodwill acquired during the year	34,275
Purchase price adjustments and other	(448)
Impairment losses	—

Balance as of December 31, 2015	$1,789,110